Commitments and Contingencies (Details Narrative) € in Thousands, £ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 GBP (£)
R&D Contracts [Member]
IfrsStatementLineItems [Line Items]
Potential Milestone Payments Description	Based on the closing exchange rates, the Company expects to pay $3,912, including $3,699 [EUR 3,189], and $213 [GBP 158], in R&D contracts and up to $9,117, including $7,569 [EUR 6,525] and $1,548 [GBP 1,150], in R&D milestone payments and up to $33,695, including $32,013 [EUR 27,600] and $1,682 [GBP 1,250], in revenue related milestone payments.	Based on the closing exchange rates, the Company expects to pay $3,912, including $3,699 [EUR 3,189], and $213 [GBP 158], in R&D contracts and up to $9,117, including $7,569 [EUR 6,525] and $1,548 [GBP 1,150], in R&D milestone payments and up to $33,695, including $32,013 [EUR 27,600] and $1,682 [GBP 1,250], in revenue related milestone payments.	Based on the closing exchange rates, the Company expects to pay $3,912, including $3,699 [EUR 3,189], and $213 [GBP 158], in R&D contracts and up to $9,117, including $7,569 [EUR 6,525] and $1,548 [GBP 1,150], in R&D milestone payments and up to $33,695, including $32,013 [EUR 27,600] and $1,682 [GBP 1,250], in revenue related milestone payments.
Potential milestone payments	$ 3,912		£ 158
R&D Contracts [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments		€ 3,189
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments | $	9,117
R&D Milestone Payments [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments		6,525
R&D Milestone Payments [Member] | GBP [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments | £			1,150
Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments | $	$ 33,695
Revenue Related Mile Stone Payments [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments		€ 27,600
Revenue Related Mile Stone Payments [Member] | GBP [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments | £			£ 1,250